Other assets (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [Abstract]
Accounts receivable		$ 6,793	$ 5,413
Real estate owned	[1]	5,119	0
IT projects under development		1,405	4,199
Other	[2]	5,510	1,934
Other assets		$ 18,827	$ 11,546

[1]	Other real estate owned.
[2]	As of December 31, 2017, $1.7 million corresponds to leasing under development.